PROPERTY, PLANT AND EQUIPMENT-NET	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT-NET	PROPERTY, PLANT AND EQUIPMENT—NET

	December 31,
	2025	2024
Land and improvements	$177	$192
Machinery and equipment	8,095	7,724
Buildings and improvements	3,024	3,031
Construction in progress	764	764
Total Property, plant and equipment	12,060	11,711
Less: Accumulated depreciation	7,431	7,254
Total Property, plant and equipment—net[1]	$4,629	$4,457

1
As of December 31, 2025 and 2024, Total Property, plant and equipment—net excludes $153 million and $155 million, respectively, that are included in Assets held for sale in the Consolidated Balance Sheet. Refer to Note 2 Acquisitions, Divestitures, and Discontinued Operations.

Depreciation expense was $546 million, $493 million, and $490 million for the years ended December 31, 2025, 2024, and 2023, respectively.